Horizon Equity Premium Income Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 1.8%
Boeing Co. (a)	901	$ 187,210
General Dynamics Corp.	1,167	433,366
General Electric Co.	2,596	871,503
Howmet Aerospace, Inc.	951	232,947
Northrop Grumman Corp.	633	341,630
RTX Corp.	5,420	1,125,897
		3,192,553

Air Freight & Logistics - 0.5%
FedEx Corp.	1,076	352,283
United Parcel Service, Inc. - Class B	5,340	556,588
		908,871

Automobiles - 1.4%
Ford Motor Co.	39,080	544,775
General Motors Co.	5,592	482,702
Tesla, Inc. (a)	4,058	1,493,141
		2,520,618

Banks - 3.7%
Bank of America Corp.	32,258	1,998,060
Citigroup, Inc.	7,279	958,062
JPMorgan Chase & Co. (b)	3,135	1,116,123
PNC Financial Services Group, Inc.	2,041	489,085
Truist Financial Corp.	7,549	374,279
US Bancorp	8,960	551,757
Wells Fargo & Co.	14,163	1,223,542
		6,710,908

Beverages - 1.7%
Coca-Cola Co.	19,162	1,699,095
Keurig Dr Pepper, Inc.	5,216	166,182
Monster Beverage Corp. (a)	3,585	164,623
PepsiCo, Inc.	7,022	985,467
		3,015,367

Biotechnology - 2.3%
AbbVie, Inc.	8,116	2,081,105
Amgen, Inc.	2,256	969,809
Gilead Sciences, Inc.	4,551	665,993
Regeneron Pharmaceuticals, Inc.	274	218,948
Vertex Pharmaceuticals, Inc. (a)	346	188,404
		4,124,259

Broadline Retail - 3.2%
Amazon.com, Inc. (a)(b)	21,853	5,676,754

Building Products - 0.4%
Carrier Global Corp.	3,473	202,198
Johnson Controls International PLC	2,234	308,828
Trane Technologies PLC	689	306,192

		817,218

Capital Markets - 3.0%
Bank of New York Mellon Corp.	2,754	444,165
Charles Schwab Corp.	6,806	747,435
Goldman Sachs Group, Inc.	1,327	1,361,369
Moody's Corp.	559	282,094
Morgan Stanley	7,098	1,514,145
Nasdaq, Inc.	2,337	230,452
Robinhood Markets, Inc. - Class A (a)	1,666	174,614
S&P Global, Inc.	975	424,944
State Street Corp.	1,293	247,454
		5,426,672

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,065	329,575
Corteva, Inc.	2,084	176,369
Ecolab, Inc.	965	273,288
Linde PLC	1,746	854,806
Sherwin-Williams Co.	779	263,933
		1,897,971

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,454	293,403
Republic Services, Inc.	1,195	263,999
Waste Management, Inc.	1,735	379,826
		937,228

Communications Equipment - 1.8%
Arista Networks, Inc. (a)	3,542	693,134
Cisco Systems, Inc.	18,022	1,991,251
Motorola Solutions, Inc.	1,171	568,286
		3,252,671

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	88	136,015
Quanta Services, Inc.	336	203,982
		339,997

Construction Materials - 0.1%
CRH PLC	2,738	258,166

Consumer Finance - 0.5%
American Express Co.	2,486	820,803

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	1,042	983,533
Kroger Co.	3,180	182,977
Sysco Corp.	2,095	169,863
Target Corp.	1,478	237,781
Walmart, Inc. (b)	8,056	844,833
		2,418,987

Containers & Packaging - 0.1%
Smurfit Westrock PLC	3,776	177,094

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	49,675	1,286,086
Verizon Communications, Inc.	29,914	1,496,298
		2,782,384

Electric Utilities - 1.8%
American Electric Power Co., Inc.	2,858	349,905
Duke Energy Corp.	4,575	548,588
Entergy Corp.	2,233	237,390
Exelon Corp.	6,191	270,670
NextEra Energy, Inc.	11,231	924,761
Southern Co.	6,409	563,992
Xcel Energy, Inc.	3,530	267,186
		3,162,492

Electrical Equipment - 0.9%
Eaton Corp. PLC	1,329	534,099
Emerson Electric Co.	2,341	356,862
GE Vernova, Inc.	561	504,075
Vertiv Holdings Co. - Class A	853	220,688
		1,615,724

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	4,422	701,108
Corning, Inc.	2,964	440,836
		1,141,944

Energy Equipment & Services - 0.1%
SLB Ltd.	3,812	229,101

Entertainment - 0.9%
Netflix, Inc. (a)	8,861	718,184
Walt Disney Co.	8,244	886,642
		1,604,826

Financial Services - 3.3%
Apollo Global Management, Inc.	2,679	365,898
Berkshire Hathaway, Inc. - Class B (a)	4,301	2,167,833
MasterCard, Inc. - Class A	2,355	1,387,825
Visa, Inc. - Class A	5,353	2,030,767
		5,952,323

Food Products - 0.5%
Archer-Daniels-Midland Co.	2,299	186,886
Hershey Co.	970	170,924
Kraft Heinz Co.	7,030	180,460
Mondelez International, Inc. - Class A	4,662	289,370
		827,640

Ground Transportation - 0.8%
CSX Corp.	7,072	357,207
Uber Technologies, Inc. (a)	4,191	317,049
Union Pacific Corp.	2,640	793,769
		1,468,025

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	6,387	704,869

Becton Dickinson & Co.	1,145	215,386
Intuitive Surgical, Inc. (a)	429	161,673
Medtronic PLC	4,870	441,465
Stryker Corp.	706	228,603
		1,751,996

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	736	172,681
Cencora, Inc.	611	197,720
Cigna Group	627	173,102
CVS Health Corp.	4,177	392,262
Elevance Health, Inc.	440	172,718
HCA Healthcare, Inc.	445	184,430
McKesson Corp.	229	202,738
UnitedHealth Group, Inc.	3,569	1,389,804
		2,885,455

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	3,692	735,040
Hilton Worldwide Holdings, Inc.	1,151	364,038
Marriott International, Inc. - Class A	1,342	458,642
McDonald's Corp.	4,564	1,202,796
Royal Caribbean Cruises Ltd.	1,840	494,482
Yum! Brands, Inc.	2,496	382,662
		3,637,660

Household Durables - 0.4%
DR Horton, Inc.	2,282	329,886
Garmin, Ltd.	1,660	471,623
		801,509

Household Products - 1.2%
Colgate-Palmolive Co.	1,955	175,598
Kimberly-Clark Corp.	1,569	169,373
Procter & Gamble Co.	11,957	1,735,200
		2,080,171

Industrial Conglomerates - 0.0% (c)
DuPont de Nemours, Inc.	1	90

Insurance - 2.1%
Aflac, Inc.	2,363	273,753
Allstate Corp.	1,135	292,603
American International Group, Inc.	2,690	205,408
Aon PLC - Class A	710	228,279
Chubb Ltd.	1,416	479,458
Hartford Insurance Group, Inc.	1,307	179,556
Marsh & McLennan Cos., Inc.	2,266	430,087
MetLife, Inc.	3,395	323,102
Progressive Corp.	3,672	800,790
Prudential Financial, Inc.	2,133	250,841
Travelers Cos., Inc.	811	296,769
		3,760,646

Interactive Media & Services - 6.8%
Alphabet, Inc. - Class A (b)	26,606	9,028,746
Meta Platforms, Inc. - Class A (b)	5,725	3,276,647

		12,305,393

IT Services - 1.3%
Accenture PLC - Class A	5,689	1,079,545
International Business Machines Corp.	5,108	1,194,608
		2,274,153

Life Sciences Tools & Services - 0.3%
Danaher Corp.	991	211,638
Thermo Fisher Scientific, Inc.	443	273,375
		485,013

Machinery - 1.6%
Caterpillar, Inc.	1,162	926,660
Cummins, Inc.	509	287,280
Deere & Co.	891	583,525
Illinois Tool Works, Inc.	1,427	392,953
PACCAR, Inc.	2,575	319,635
Parker-Hannifin Corp.	378	370,228
		2,880,281

Media - 0.2%
AppLovin Corp. - Class A (a)	924	288,343

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	4,803	363,779
Newmont Goldcorp Corp.	3,764	474,490
Nucor Corp.	830	207,201
		1,045,470

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	2,133	228,274
DTE Energy Co.	1,191	161,535
Public Service Enterprise Group, Inc.	2,946	216,030
WEC Energy Group, Inc.	1,887	200,343
		806,182

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	10,155	2,093,352
ConocoPhillips	3,506	464,510
EOG Resources, Inc.	1,363	197,580
ExxonMobil Holdings Corp. (b)	20,237	3,257,145
Kinder Morgan, Inc.	5,515	177,804
Marathon Petroleum Corp.	680	253,858
Phillips 66	1,016	250,525
Targa Resources Corp.	658	193,222
Valero Energy Corp.	663	237,964
Williams Cos., Inc.	2,403	180,345
		7,306,305

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,055	160,290

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	8,272	552,652
Eli Lilly & Co. (b)	2,040	2,359,729
Johnson & Johnson	9,956	2,646,803

Merck & Co., Inc.	10,534	1,556,504
Pfizer, Inc.	27,161	773,002
		7,888,690

Professional Services - 0.5%
Automatic Data Processing, Inc.	2,163	618,964
Paychex, Inc.	2,212	281,676
		900,640

Semiconductors & Semiconductor Equipment - 14.8%
Advanced Micro Devices, Inc. (a)	3,204	1,508,187
Applied Materials, Inc.	1,948	892,944
Broadcom, Inc. (b)	13,982	5,178,094
Intel Corp. (a)	10,637	952,118
KLA Corp.	3,486	611,619
Lam Research Corp.	3,221	971,099
Marvell Technology, Inc.	2,633	557,301
Micron Technology, Inc.	2,479	2,376,692
NVIDIA Corp. (b)	51,189	11,301,507
QUALCOMM, Inc.	6,028	1,027,653
Texas Instruments, Inc.	4,765	1,243,236
		26,620,450

Software - 10.2%
Cadence Design Systems, Inc. (a)	1,075	364,188
Crowdstrike Holdings, Inc. - Class A (a)	2,835	654,885
Fortinet, Inc. (a)	2,615	446,982
Microsoft Corp. (b)	24,737	12,548,833
Oracle Corp.	4,942	736,951
Palantir Technologies, Inc. - Class A (a)	6,188	1,153,319
Palo Alto Networks, Inc. (a)	1,913	731,015
Salesforce, Inc.	4,320	1,112,573
ServiceNow, Inc. (a)	3,880	574,201
		18,322,947

Specialty Retail - 2.1%
Home Depot, Inc.	5,467	1,792,247
Lowe's Cos., Inc.	3,483	712,970
Ross Stores, Inc.	2,000	457,080
TJX Cos., Inc.	6,016	805,602
		3,767,899

Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc. (b)	36,796	11,658,813
Dell Technologies, Inc. - Class C	2,323	1,059,311
Sandisk Corp. (a)	369	578,112
Seagate Technology Holdings PLC	818	677,615
Western Digital Corp.	1,173	528,495
		14,502,346

Tobacco - 1.1%
Altria Group, Inc.	7,913	541,882
Philip Morris International, Inc.	7,990	1,496,527
		2,038,409

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	177	183,726

WW Grainger, Inc.	139		182,019
			365,745

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	5,918		1,067,844
TOTAL COMMON STOCKS (Cost $129,895,767)			179,224,523

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (d)	627,287		627,287
TOTAL MONEY MARKET FUNDS (Cost $627,287)			627,287

TOTAL INVESTMENTS - 100.0% (Cost $130,523,054)			179,851,810
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00014)	(24,378)
TOTAL NET ASSETS - 100.0%			$ 179,827,432

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $44,148,178.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Equity Premium Income Fund
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
S&P 500 Index, Expiration: 09/03/2026; Exercise Price: $7,800.00 (b)(c)	$ (115,292,100)	(150)	$ (15,375)
TOTAL WRITTEN OPTIONS (Premiums received $180,689)			$ (15,375)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Equity Premium Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 179,224,523	$ –	$ –	$ 179,224,523
Money Market Funds	627,287	–	–	627,287
Total Investments	$ 179,851,810	$ –	$ –	$ 179,851,810

Liabilities:
Investments:
Written Options	$ –	$ (15,375)	$ –	$ (15,375)
Total Investments	$ –	$ (15,375)	$ –	$ (15,375)

Refer to the Schedule of Investments for further disaggregation of investment categories.